Stock-Based Compensation - Schedule of Non-Vested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Class B [Member]
Class of Stock [Line Items]
Non-vested options at the beginning	136	268
Non-vested options, grant date, per share at the beginning	$ 7.55	$ 7.5
Granted	22,129	152,090
Granted, weighted average grant per share	$ 11.08	$ 6.79
Vested	(22,265)	(152,222)
Vested, weighted average grant per share	$ 11.06	$ 6.79
Non-vested options at the ending		136	268
Non-vested options, grant date, per share at the ending		$ 7.55	$ 7.5
Ordinary Shares | SEALSQ Corp
Class of Stock [Line Items]
Granted	3,042,652	245,165
Granted, weighted average grant per share	$ 2.94	$ 0.61
Vested	(3,041,452)	(245,165)
Vested, weighted average grant per share	$ 2.93	$ 0.61
Non-vested options at the ending	1,200
Non-vested options, grant date, per share at the ending	$ 4.29
F Shares | SEALSQ Corp
Class of Stock [Line Items]
Granted		23	77
Granted, weighted average grant per share		$ 2.35
Vested		(23)
Vested, weighted average grant per share		$ 2.35